SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Total operating revenue	$ 6,174,236	$ 11,740,852	$ 7,194,187
Advertising [Member]
Product Information [Line Items]
Total operating revenue	1,941,510	5,307,280	7,174,050
Cash Rebate Payment Solution Services and Media Booking [Member]
Product Information [Line Items]
Total operating revenue	245,684	84,592	20,137
Software Development [Member]
Product Information [Line Items]
Total operating revenue	2,435,148	5,715,333
Production Services [Member]
Product Information [Line Items]
Total operating revenue	854,328	362,040
Marketing and Promotional Campaign Service [Member]
Product Information [Line Items]
Total operating revenue	$ 697,566	$ 271,607